CUMULATIVE SUPPLEMENT DATED JUNE 20, 2002 TO THE
                        PROSPECTUS DATED OCTOBER 29, 2001

                              EMERALD MUTUAL FUNDS
                             The EMERALD Growth Fund
                   The EMERALD Select BANKING AND FINAnce Fund
                       THE EMERALD SELECT TECHNOLOGY FUND
                        CLASS A SHARES and CLASS C SHARES


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "CONTACTS" SECTION ON PAGE 23.

TRUSTEES:
Bruce E. Bowen
J. Barton Harrison
Richard J. Masterson
Kenneth G. Mertz II, C.F.A.
Scott C. Penwell, Esq.
Scott L. Rehr
H.J. Zoffer, PhD.

OFFICERS:
Scott L. Rehr, President
Kenneth G. Mertz II, C.F.A. Vice President and Chief Investment Officer Daniel W. Moyer IV, Vice President and Secretary
Stacey L. Sears, Vice President and Portfolio Manager
Joseph C. Neuberger, Assistant Secretary
Jeffrey T. Rauman, Assistant Secretary

THE FOLLOWING SUPPLEMENT DATED JANUARY 28, 2002 TO THE PROSPECTUS DATED OCTOBER 29, 2001 REMAINS IN EFFECT:

Effective immediately, the paragraph entitled "Fund Portfolio Management" on page 22 of the Prospectus is replaced with the following:

Kenneth G. Mertz II, CFA, President of Emerald Advisers, Inc., and Vice President and Chief Investment Officer of the Funds, is primarily responsible for the day-to-day management of the Banking & Finance Fund and the Technology Fund. He has managed the Banking and Finance Fund and the Technology Fund since their inception dates. Before managing the Emerald Mutual Funds, Mr. Mertz was the Chief Investment Officer to the $12 billion Pennsylvania State Employes' Retirement System. Mr. Mertz and Stacey L. Sears are primarily responsible for the day-to-day management of the Emerald Growth Fund. Mr. Mertz has managed the Growth Fund since it began operating on October 1, 1992. Ms. Sears, Senior Vice President of Emerald Advisers, Inc. and Vice President of the Funds, has managed the Growth Fund since January, 2002. She has no prior experience in managing a mutual fund. Ms. Sears was employed by the Adviser's parent company from 1992 to 2001, holding a variety of positions including investment analyst. She joined Emerald Advisers in 2001 as assistant to Mr. Mertz.

         --------------------------------------------------------------

                      SUPPLEMENT DATED JUNE 20, 2002 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2001

                              EMERALD MUTUAL FUNDS
                             The EMERALD Growth Fund
                   The EMERALD Select BANKING AND FINAnce Fund
                       THE EMERALD SELECT TECHNOLOGY FUND
                        CLASS A SHARES and CLASS C SHARES


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "BOARD OF TRUSTEES AND OFFICERS OF THE TRUST" SECTION BEGINNING ON PAGE 19.


J. BARTON HARRISON
1452 County Line Road
Rosemont, PA 19010,
Age 72

Trustee. Private Investor. He serves as a Director of Steel Plant Equipment Corp., a privately held company, a position he has held since 1967. He also served as a Director of Technitrol, Inc. from 1966 to May of 2002. He is also self-employed, providing tax and estate planning services for a limited number of individuals.

RICHARD J. MASTERSON
1703 Oregon Pike,
Lancaster, PA 17601,
Age 41

Trustee. Chief Executive Officer of Masterson Development, a private real estate firm, a position he has held since 1999. Previously, he was the President of US Interactive Inc. from 1994 to 1999.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "BOARD OF TRUSTEES AND OFFICERS OF THE TRUST" SECTION BEGINNING ON PAGE 19.


           The Trustees of the Funds who are not employed by the Adviser, the Distributor, or their affiliates (the "Disinterested Trustees") receive an annual retainer of $2,500 for the Growth Fund and $1,000 each for the Banking and Finance Fund and the Technology Fund, $350 for each Trustees meeting attended, and $100 for each Audit Committee meeting attended. For the year ended June 30, 2001, the Funds incurred Trustees fees and expenses totaling $19,050. The Funds will also reimburse the Independent Trustees' travel expenses incurred attending Board meetings.


                               COMPENSATION TABLE

---------------------------- ----------------------- --------------------------- ------------------------- ----------------------
      NAME AND TITLE               AGGREGATE PAY          AGGREGATE PAY FROM          AGGREGATE PAY FROM        TOTAL PAY* FROM
                                 FROM GROWTH FUND      BANKING AND FINANCE FUND         TECHNOLOGY FUND       3 FUNDS IN COMPLEX
---------------------------- ----------------------- --------------------------- ------------------------- ----------------------
Scott L. Rehr,                           $0                      $0                          $0                      $0
Trustee and President
---------------------------- ----------------------- --------------------------- ------------------------- ----------------------
Bruce E. Bowen,                         3,117                  1,617                        1,616                   6,350
Trustee
---------------------------- ----------------------- --------------------------- ------------------------- ----------------------
J. Barton Harrison,                       0                      0                            0                       0
Trustee**
---------------------------- ----------------------- --------------------------- ------------------------- ----------------------
Richard J. Masterson,                     0                      0                            0                       0
Trustee**
---------------------------- ----------------------- --------------------------- ------------------------- ----------------------
Kenneth G. Mertz, II,                     0                      0                            0                       0
Trustee, Vice-President and
Chief Investment Officer
---------------------------- ----------------------- --------------------------- ------------------------- ----------------------
Scott C. Penwell,                       3,117                  1,617                        1,616                   6,350
Trustee
---------------------------- ----------------------- --------------------------- ------------------------- ----------------------
Dr. H. J. Zoffer                        3,117                  1,617                        1,616                   6,350
Trustee
---------------------------- ----------------------- --------------------------- ------------------------- ----------------------


 *  No pension or retirement benefits are provided for trustees or officers of the Funds.
**  Mr. Harrison and Mr. Masterson began serving on the Board in June of 2002.